The RBB Fund, Inc.
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 6, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”) File Nos.: 033-20827 and 811-05518

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the  Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of the Boston Partners All-Cap Value Fund, Boston Partners Small Cap Value Fund II, WPG Partners Select Small Cap Value Fund, WPG Partners Select Hedged Fund, WPG Partners Small Cap Value Diversified Fund, Boston Partners Global Sustainability Fund, Boston Partners Global Equity Fund, Boston Partners Emerging Markets Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, Boston Partners Global Long/Short Fund, and Boston Partners Emerging Markets Dynamic Equity Fund (the “Funds”), hereby certifies that the form of each of the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated May 3, 2024 and filed electronically as Post-Effective Amendment No. 323 to the Company’s Registration Statement on Form N‑1A.

If you have any questions or require further information, please do not hesitate to contact the undersigned at edward.paz@usbank.com.

Sincerely,

/s/ Edward L. Paz
Edward L. Paz
Assistant Secretary

cc:	Steven Plump, The RBB Fund, Inc. James Shaw, The RBB Fund, Inc. Jillian Bosmann, Faegre Drinker Biddle & Reath LLP